Subsequent events (Details Narrative) - USD ($)	Feb. 26, 2025	Apr. 10, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued			14,130,413	13,413,140
Price per share			$ 0.11	$ 0.02
Nonadjusting events after reporting period [member] | Share purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,000,000,000	1,675,000
Reverse share split		558,333
Price per share		$ 0.80
Consideration paid	$ 1,030,000,000
Deemed price per share	$ 1.03